UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21229
Investment Company Act File Number
Eaton Vance New Jersey Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
June 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
New Jersey Municipal Bond Fund
June 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 162.9%

Principal
Amount
(000’s omitted)	Security	Value
General Obligations — 4.5%
$1,375	Monmouth County Improvement Authority, 5.00%, 1/15/27(1)	$1,516,996

		$1,516,996

Hospital — 8.8%
$180	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$148,363
760	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	698,759
585	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	565,186
250	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	236,000
1,395	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,295,104

		$2,943,412

Insured-Electric Utilities — 3.0%
$1,000	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$1,016,640

		$1,016,640

Insured-General Obligations — 37.2%
$2,415	Bayonne, (AGM), 0.00%, 7/1/23	$1,392,537
1,000	Bayonne, (AGM), 5.50%, 7/1/39	1,032,980
320	Delaware Township, Hunterdon County, (AGC), 5.00%, 10/15/35	336,634
340	Delaware Township, Hunterdon County, (AGC), 5.10%, 10/15/36	358,394
360	Delaware Township, Hunterdon County, (AGC), 5.15%, 10/15/37	380,088
382	Delaware Township, Hunterdon County, (AGC), 5.20%, 10/15/38	403,961
505	Egg Harbor Township School District, (AGM), 3.50%, 4/1/28	463,620
2,000	Hudson County Improvement Authority, (NPFG), 0.00%, 12/15/38	327,980
5,350	Irvington Township, (AGM), 0.00%, 7/15/26	2,512,307
2,375	Jackson Township School District, (NPFG), 2.50%, 6/15/27	1,887,365
1,000	Jersey City, (AGM), 5.00%, 1/15/29	1,036,510
700	Lakewood Township, (AGC), 5.75%, 11/1/31	773,801
1,015	Monroe Township Board of Education, Middlesex County, (AGC), 4.75%, 3/1/34	1,031,463
110	Nutley School District, (NPFG), 4.75%, 7/15/30	114,119
410	Nutley School District, (NPFG), 4.75%, 7/15/31	422,025

		$12,473,784

Insured-Hospital — 17.5%
$1,500	New Jersey Health Care Facilities Financing Authority, (Englewood Hospital), (NPFG), 5.00%, 8/1/31	$1,505,985
2,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(2)	2,019,180
560	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	550,626
250	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(2)	245,815
1,500	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,537,530

		$5,859,136

Insured-Lease Revenue/Certificates of Participation — 17.1%
$1,000	Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,101,210
1,250	Middlesex County, Certificates of Participation, (NPFG), 5.00%, 8/1/31	1,250,425
1,300	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	1,348,620

Principal
Amount
(000’s omitted)	Security	Value
$500	New Jersey Economic Development Authority, (School Facilities Construction), (FGIC), (NPFG), 5.50%, 9/1/28	$536,030
1,250	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,513,237

		$5,749,522

Insured-Other Revenue — 4.6%
$1,500	Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,552,140

		$1,552,140

Insured-Public Education — 7.7%
$920	New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/27	$767,979
465	New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	381,035
1,145	New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	1,154,160
275	New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	278,482

		$2,581,656

Insured-Special Tax Revenue — 13.9%
$1,000	Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$649,830
500	Garden State Preservation Trust, (AGM), 5.80%, 11/1/21	578,660
975	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	987,870
2,390	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	1,051,242
1,120	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	460,622
7,675	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	416,215
3,005	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	320,303
1,900	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	188,556

		$4,653,298

Insured-Transportation — 24.9%
$1,560	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), (BHAC), 0.00%, 12/15/26	$729,160
3,235	New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31	1,054,933
1,500	New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,696,830
3,875	Port Authority of New York and New Jersey, (AGM), 5.00%, 11/1/27(2)	3,960,604
720	Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33	737,309
180	South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	191,549

		$8,370,385

Insured-Water and Sewer — 8.1%
$4,500	Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$2,200,410
850	Passaic Valley Sewerage Commissioners, (FGIC), (NPFG), 2.50%, 12/1/32	511,080

		$2,711,490

Lease Revenue/Certificates of Participation — 1.8%
$600	New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	$602,820

		$602,820

Private Education — 5.0%
$1,720	New Jersey Educational Facilities Authority, (Princeton University), 4.25%, 7/1/40	$1,665,631

		$1,665,631

Public Education — 0.8%
$250	Rutgers State University, 5.00%, 5/1/39	$256,750

		$256,750

Principal
Amount
(000’s omitted)	Security	Value
Other Revenue — 0.6%
$215	Port Authority of New York and New Jersey, (JFK International Air Terminal LLC), 6.00%, 12/1/42	$218,044

		$218,044

Transportation — 6.3%
$590	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$591,823
210	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	210,071
1,325	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,326,988

		$2,128,882

Water and Sewer — 1.1%
$350	New Jersey Environmental Infrastructure Trust, 4.00%, 9/1/23	$368,074

		$368,074

Total Tax-Exempt Investments — 162.9% (identified cost $54,510,290)		$54,668,660

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.4)%		$(19,600,245)

Other Assets, Less Liabilities — (4.5)%		$(1,500,855)

Net Assets Applicable to Common Shares — 100.0%		$33,567,560

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2011, 82.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.8% to 27.8% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at June 30, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
9/11	65 U.S. 30-Year Treasury Bond	Short	$(8,058,865)	$(7,997,031)	$61,834

Interest Rate Swaps

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	(Depreciation)
Bank of America	$1,250,000	4.165%	3-month USD- LIBOR-BBA	August 12, 2011 / August 12, 2041	$(13,954)
JPMorgan Chase Co.	762,500	4.088	3-month USD- LIBOR-BBA	September 9, 2011 / September 9, 2041	4,070

					$(9,884)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $65,904 and $13,954, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,641,453

Gross unrealized appreciation	$1,783,565
Gross unrealized depreciation	(1,546,358)

Net unrealized appreciation	$237,207

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$54,668,660	$—	$54,668,660

Total Investments	$—	$54,668,660	$—	$54,668,660

Futures Contracts	$61,834	$—	$—	$61,834
Interest Rate Swaps	—	4,070	—	4,070

Total	$61,834	$54,672,730	$—	$54,734,564

Liability Description

Interest Rate Swaps	$—	$(13,954)	$—	$(13,954)

Total	$—	$(13,954)	$—	$(13,954)

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Bond Fund
By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President
Date: August 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President
Date: August 25, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: August 25, 2011